Leasing arrangements - leasee (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Summary of carrying amount of right-of-use assets and the depreciation expenses

	December 31, 2019	December 31, 2020
	Carrying amount	Carrying amount
	NT$000	NT$000
Land	669,967	636,261
Buildings	15,043	19,044
Machinery and equipment	—	203,249
Others	2,058	515

	687,068	859,069

	Year ended December 31,
	2019	2020
	Depreciation expenses	Depreciation expenses
	NT$000	NT$000
Land	22,657	20,938
Buildings	7,113	7,819
Machinery and equipment	4,520	46,225
Others	1,809	1,544

	36,099	76,526

Summary of profit and loss accounts relating to lease contracts

	Year ended December 31,
	2019	2020
	NT$000	NT$000
Items affecting profit or loss
Interest expense on lease liabilities	14,349	13,442
Expense on short-term lease contracts	230,589	202,782